Note 7 - Balance Sheet Disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Loans	€ 0	€ 2,459
Lease liabilities	987	2,190
Total	987	4,649	[1]
Loans	23,161	29,782
Affiliated company balance	14,798	0		€ 0
Lease liabilities	143	443
Total	€ 38,102	€ 30,225	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.